UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street, Suite 700, Boston, Massachusetts 02110
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of June 30, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 98.34%
	Business Services - 18.92%
760,680	ACI Worldwide, Inc.(a)	$33,629,663
1,062,169	Balchem Corp.	34,637,331
668,722	Concur Technologies, Inc.(a)	45,539,968
1,811,823	Diodes, Inc.(a)	34,007,918
181,200	EnerNOC, Inc.(a)	1,311,888
385,000	MedAssets, Inc.(a)	5,178,250
3,167,630	NIC, Inc.	40,228,901
1,394,114	Nuance Communications, Inc.(a)	33,207,796
2,022,964	PROS Holdings, Inc.(a)(b)	34,026,254

		261,767,969

	Consumer Related - 7.71%
819,237	Dolby Laboratories, Inc. -Class A(a)	33,834,488
1,033,347	DTS, Inc.(a)(b)	26,949,690
512,917	Peet’s Coffee & Tea, Inc.(a)	30,795,537
770,201	Rovi Corp.(a)	15,111,343

		106,691,058

	Industrial Products & Systems - 19.61%
601,122	ANSYS, Inc.(a)	37,936,809
388,592	CARBO Ceramics, Inc.	29,816,664
1,187,674	Cognex Corp.	37,589,882
966,278	Dynamic Materials Corp.(b)	16,745,598
1,294,434	FLIR Systems, Inc.	25,241,463
713,379	Hittite Microwave Corp.(a)	36,467,934
1,110,752	Measurement Specialties, Inc.(a)(b)	36,110,548
136,292	OYO Geospace Corp.(a)	12,264,917
1,611,026	Sun Hydraulics Corp.(b)	39,131,822

		271,305,637

	Information/Knowledge Management - 20.93%
1,931,654	American Software, Inc. - Class A(b)	15,356,649
1,583,600	Blackbaud, Inc.	40,651,012
1,090,695	FEI Co.(a)	52,178,849
1,043,762	Manhattan Associates, Inc.(a)(b)	47,710,361
2,076,514	Netscout Systems, Inc.(a)	44,831,937
1,116,997	Quality Systems, Inc.	30,728,588
1,438,838	Tyler Technologies, Inc.(a)	58,057,113

		289,514,509

	Medical/Health Care - 26.54%
1,608,344	Abaxis, Inc.(a)(b)	59,508,728
3,084,414	Accelrys, Inc.(a)(b)	24,952,909
568,600	Bruker Corp.(a)	7,568,066
1,779,984	Cantel Medical Corp.(b)	48,504,564
781,045	Gen-Probe, Inc.(a)	64,201,899
431,570	Incyte Corp., Ltd.(a)	9,796,639
988,375	IRIS International, Inc.(a)(b)	11,168,638
637,300	Medicis Pharmaceutical Corp. - Class A	21,763,795
1,673,975	Medidata Solutions, Inc.(a)(b)	54,688,763
1,269,731	Meridian Bioscience, Inc.	25,978,696
527,197	Techne Corp.	39,118,018

		367,250,715

Shares		Value (Note 1)

COMMON STOCKS (continued)
	Miscellaneous - 4.63%
1,386,218	Neogen Corp.(a)(b)	$64,043,271

Total Common Stocks (Cost $926,957,649)		1,360,573,159

SHORT TERM INVESTMENTS - 1.72%
23,742,252	Dreyfus Cash Management Institutional Shares, 0.09%(c)	23,742,252

Total Short Term Investments (Cost $23,742,252)		23,742,252

Total Value of Investments (Cost $950,699,901) - 100.06%		1,384,315,411
Liabilities in Excess of Other Assets - (0.06)%		(837,424)

Net Assets - 100.00%		$1,383,477,987

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding shares of this security. See Note 1 for more information.
(c)	Represents 7 day effective yield at June 30, 2012.

Common Abbreviations:
Ltd. - Limited

See Notes to Schedules of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of June 30, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.62%
	Bermuda - 2.99%
3,021	Invesco, Ltd.	$68,275
13,868	Nabors Industries, Ltd.(a)	199,699

		267,974

	Canada - 4.21%
8,117	Canadian Natural Resources, Ltd.	217,734
13,884	Harry Winston Diamond Corp.(a)	157,509
1,662	Le Chateau, Inc., Class A	1,959

		377,202

	Egypt - 0.95%
34,055	Orascom Telecom Holding SAE(a)(b)(c)	85,137

	Finland - 1.10%
1,633	Kone OYJ, Class B	98,431

	France - 4.95%
13,277	Flamel Technologies SA(a)(d)	57,755
3,477	Sanofi	262,865
1,197	Societe BIC SA	123,305

		443,925

	Germany - 2.64%
2,401	Bayerische Motoren Werke AG	172,980
1,088	SAP AG	64,086

		237,066

	Hong Kong - 5.88%
170,000	Chaoda Modern Agriculture Holdings, Ltd.(a)	24,104
49,404	Esprit Holdings, Ltd.	62,981
360,000	Kingdee International Software Group Co., Ltd.(a)	66,822
331,000	Kingsoft Corp., Ltd.	146,771
207,000	Peak Sport Products Co., Ltd.	34,687
24,100	Ping An Insurance Group Co., Class H	191,671

		527,036

	Ireland - 6.39%
5,892	DCC PLC	136,376
6,134	ICON PLC(a)(d)	138,199
2,398	Paddy Power PLC	156,438
280,222	Total Produce PLC	141,849

		572,862

	Israel - 0.99%
2,255	Teva Pharmaceutical Industries, Ltd.(d)	88,937

	Italy - 3.12%
27,395	Azimut Holding SpA	280,121

	Japan - 17.56%
9,124	Foster Electric Co., Ltd.	147,244
16,400	Japan Tobacco, Inc.	484,399
15,700	Mitsubishi Estate Co., Ltd.	278,509
33,700	Rakuten, Inc.	347,392
47,000	Sapporo Holdings, Ltd.	150,522
17,690	Yamaha Motor Co., Ltd.	167,085

		1,575,151

Shares		Value (Note 1)

COMMON STOCKS (continued)
	Luxembourg - 2.48%
2,366	Millicom International Cellular SA(e)	$222,664

	Mexico - 2.14%
2,155	Fomento Economico Mexicano SAB de CV(d)	192,334

	Netherlands - 1.94%
10,990	Wolters Kluwer NV	174,266

	Singapore - 4.25%
141,000	Goodpack, Ltd.	192,007
152,424	UOB-Kay Hian Holdings, Ltd.	188,913

		380,920

	South Africa - 1.78%
3,761	Sasol, Ltd.(d)	159,654

	Spain - 2.86%
9,446	Grifols SA(a)	238,959
944	Grifols SA, Class B(a)	17,752

		256,711

	Switzerland - 16.01%
1	Lindt & Spruengli AG(a)	36,659
57	Lindt & Spruengli AG, Non-Voting(a)	175,957
3,877	Nestle SA	230,990
10,746	Nobel Biocare Holding AG(a)	110,840
1,461	Roche Holding AG	251,825
660	The Swatch Group AG	259,717
2,841	Transocean, Ltd.	127,078
4,591	Tyco International, Ltd.	242,634

		1,435,700

	United Kingdom - 14.38%
49,835	BAE Systems PLC	225,249
3,495	Carnival Corp.	119,774
9,121	Diageo PLC	234,557
78,842	Man Group PLC	94,029
443,062	Management Consulting Group PLC	173,475
36,573	Reed Elsevier PLC	292,980
16,308	UBM PLC	149,285

		1,289,349

Total Common Stocks (Cost $8,182,237)		8,665,440

SHORT TERM INVESTMENTS - 3.10%

277,867	Dreyfus Cash Management Institutional Shares, 0.09%(f)	277,867

Total Short Term Investments (Cost $277,867)		277,867

Total Value of Investments (Cost $8,460,104) - 99.72%		8,943,307
Other Assets in Excess of Liabilities - 0.28%		24,680

Net Assets - 100.00%		$8,967,987

(a)	Non-income producing investment.
(b)	Global Depositary Receipt.

(c)	Securities were issued pursuant to Regulation S under the Securities Act of 1933, - which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of June 30, 2012, the aggregate market value of those securities was $85,137, representing 0.95% of net assets.
(d)	American Depositary Receipt.
(e)	Swedish Depository Receipt.
(f)	Represents 7 day effective yield at June 30, 2012.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany & Switzerland)
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Luxembourg, Spain, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SAE - Societe Anonyme Egyptienne is an Egyptian Joint Stock Company. (Egypt)
SpA - Societa` Per Azioni is an Italian shared company. (Italy)

See Notes to Schedules of Investments.

Brown Capital Management Mid-Cap Fund
Schedule of Investments
As of June 30, 2012 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.74%
	Consumer Discretionary - 14.88%
24,945	Dick’s Sporting Goods, Inc.	$1,197,360
18,830	Guess?, Inc.	571,867
1,388	NVR, Inc.(a)	1,179,800
116,118	PulteGroup, Inc.(a)	1,242,463
66,141	Staples, Inc.	863,140
41,317	Toll Brothers, Inc.(a)	1,228,354
12,942	Tractor Supply Co.	1,074,963

		7,357,947

	Energy - 9.04%
37,627	Cameron International Corp.(a)	1,607,049
25,444	CARBO Ceramics, Inc.	1,952,318
15,398	Diamond Offshore Drilling, Inc.	910,484

		4,469,851

	Financials - 10.19%
8,290	FactSet Research Systems, Inc.	770,473
49,159	Stifel Financial Corp.(a)	1,519,013
24,798	T. Rowe Price Group, Inc.	1,561,282
70,784	The Western Union Co.	1,192,002

		5,042,770

	Health Care - 24.02%
161,506	Allscripts Healthcare Solutions, Inc.(a)	1,765,261
10,715	Celgene Corp.(a)	687,474
21,501	Covance, Inc.(a)	1,028,823
129,778	MedAssets, Inc.(a)	1,745,514
37,702	Meridian Bioscience, Inc.	771,383
40,039	Myriad Genetics, Inc.(a)	951,727
64,729	PAREXEL International Corp.(a)	1,827,300
22,420	Shire PLC(b)	1,936,864
14,673	Waters Corp.(a)	1,166,063

		11,880,409

	Industrials - 16.12%
25,242	Expeditors International of Washington, Inc.	978,128
32,127	FEI Co.(a)	1,536,956
44,211	FLIR Systems, Inc.	862,114
20,286	JB Hunt Transport Services, Inc.	1,209,046
20,530	MSC Industrial Direct Co. - Class A	1,345,741
84,887	Quanta Services, Inc.(a)	2,043,230

		7,975,215

	Information Technology - 18.24%
46,200	Akamai Technologies, Inc.(a)	1,466,850
18,655	ANSYS, Inc.(a)	1,177,317
25,349	Blackbaud, Inc.	650,709
64,780	Diodes, Inc.(a)	1,215,920
54,926	NetApp, Inc.(a)	1,747,745
67,453	Rovi Corp.(a)	1,323,428
31,262	Trimble Navigation, Ltd.(a)	1,438,365

		9,020,334

	Materials - 2.65%
19,118	Ecolab, Inc.	1,310,156

Shares		Value (Note 1)

COMMON STOCKS (continued)
	Medical/Health Care - 1.60%
23,139	Medicis Pharmaceutical Corp. - Class A	$790,197

Total Common Stocks (Cost $46,500,755)		47,846,879

SHORT TERM INVESTMENTS - 4.64%
2,297,513	Dreyfus Cash Management Institutional Shares, 0.09%(c)	2,297,513

Total Short Term Investments (Cost $2,297,513)		2,297,513

Total Value of Investments (Cost $48,798,268) - 101.38%		50,144,392
Liabilities in Excess of Other Assets - (1.38)%		(684,455)

Net Assets - 100.00%		$49,459,937

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at June 30, 2012.

Common Abbreviations:
Ltd. - Limited
PLC - Public Limited Company (United Kingdom)

See Notes to Schedules of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2012 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), the Brown Capital Management International Equity Fund (“International Equity Fund”), and the Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of the Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act. Prior to December 1, 2011, the Funds were series portfolios of The Nottingham Investment Trust II (the “Predecessor Trust”), a Massachusetts business trust.

The Small Company Fund commenced operations as a series of the Predecessor Trust on July 23, 1992. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The International Equity Fund commenced operations as a series of the Predecessor Trust on May 28, 1999. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares.

The Mid-Cap Fund commenced operations as a series of the Predecessor Trust on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into a class of shares that was previously designated as “Institutional Shares” and subsequently redesignated as of December 1, 2011, as the “Investor Shares". Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the three months ended June 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2012:

Small Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,360,573,159	$—	$—	$1,360,573,159
Short Term Investments	23,742,252	—	—	23,742,252

Total	$1,384,315,411	$—	$—	$1,384,315,411

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks
Hong Kong	$502,932	$24,104	$—	$527,036
All Other Countries	8,138,404	—	—	8,138,404
Short Term Investments	277,867	—	—	277,867

Total	$8,919,203	$24,104	$—	$8,943,307

Mid-Cap Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$47,846,879	$—	$—	$47,846,879
Short Term Investments	2,297,513	—	—	2,297,513

Total	$50,144,392	$—	$—	$50,144,392

*See Schedule of Investments for industry/country classifications

There were no significant transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used are not applicable for these Funds.

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	June 30, 2012 (Unaudited)

settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of June 30, 2012, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

	Share Balance at			Share Balance at	Market Value at		Realized Gains
Security Name	April 1, 2012	Purchases	Sales	June 30, 2012	June 30, 2012	Dividends	(Losses)

Abaxis, Inc.	1,608,344	—	—	1,608,344	$59,508,728	$—	$—
Accelrys, Inc.	3,084,414	—	—	3,084,414	24,952,909	—	—
American Software, Inc. - Class A	1,931,654	—	—	1,931,654	15,356,649	173,849	—
Cantel Medical Corp.	1,779,984	—	—	1,779,984	48,504,564	—	—
DTS, Inc.	1,033,347	—	—	1,033,347	26,949,690	—	—
Dynamic Materials Corp.	966,278	—	—	966,278	16,745,598	38,651	—
IRIS International, Inc.	988,375	—	—	988,375	11,168,638	—	—
Kensey Nash Corp.	467,664	—	467,664	—	—	116,916	7,374,200
Manhattan Associates, Inc.	1,043,762	—	—	1,043,762	47,710,361	—	—
Measurement Specialties, Inc.	1,110,752	—	—	1,110,752	36,110,548	—	—
Medidata Solutions, Inc.	1,673,975	—	—	1,673,975	54,688,763	—	—
Neogen Corp.	1,386,218	—	—	1,386,218	64,043,271	—	—
PROS Holdings, Inc.	2,022,964	—	—	2,022,964	34,026,254	—	—
Sun Hydraulics Corp.	1,611,027	—	(1)	1,611,026	39,131,822	338,316	(5)

TOTAL	20,708,758	—	467,663	20,241,093	$478,897,795	$667,732	$7,374,195

2. FEDERAL INCOME TAX

At June 30, 2012, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid-Cap Fund

Unrealized Appreciation	$479,362,872	$1,613,906	$6,124,983
Unrealized (Depreciation)	(47,119,557)	(1,410,936)	(4,956,847)

Net Unrealized Appreciation	432,243,315	202,970	1,168,136

Cost of investments for income tax purposes	952,072,096	8,740,337	48,976,256

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer

Date: August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: August 23, 2012

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: August 23, 2012